			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 306252



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      327 4400.2800SH       SOLE                4400.2800
AT&T Corp                      COM              00206r102      278 8544.0001SH       SOLE                8544.0001
Allied Capital Corp            COM              01903Q108      442 14635.0000SH      SOLE               14635.0000
Altria Group Inc.              COM              02209S103      243 3168.2021SH       SOLE                3168.2021
American International Group   COM              026874107      573 8653.0000SH       SOLE                8653.0000
Amgen Inc                      COM              031162100      804 11235.0000SH      SOLE               11235.0000
B J Services Company           COM              055482103     2816 93470.0000SH      SOLE               93470.0000
BP P.L.C.                      COM              055622104      650 9915.0000SH       SOLE                9915.0000
Bellsouth Corp                 COM              079860102      403 9435.2725SH       SOLE                9435.2725
Berkshire Hathaway Cl B        COM              084670207     9392 2959.0000SH       SOLE                2959.0000
C D W Corporation              COM              12512N105      390 6315.0000SH       SOLE                6315.0000
Caspen Oil Inc                 COM              147621106        0 11000.0000SH      SOLE               11000.0000
Chevron                        COM              166764100    11832 182423.9074SH     SOLE              182423.9074
Cisco Systems                  COM              17275R102      419 18238.0000SH      SOLE               18238.0000
Citigroup Inc.                 COM              172967101     9861 198536.0390SH     SOLE              198536.0390
Coca Cola Co                   COM              191216100      223 4993.5685SH       SOLE                4993.5685
Colgate-Palmolive Co           COM              194162103    10228 164704.8448SH     SOLE              164704.8448
Commerce Bancshares Inc        COM              200525103      437 8634.0000SH       SOLE                8634.0000
Connocophillips                COM              20825C104      423 7112.0000SH       SOLE                7112.0000
Costco Wholesale Corp          COM              22160k105     5364 107980.1446SH     SOLE              107980.1446
DJ US Basic Materials Index    COM              464287838    11066 207468.0000SH     SOLE              207468.0000
Dell Computer                  COM              24702R101      194 8475.0000SH       SOLE                8475.0000
Disney Walt Co                 COM              254687106      328 10619.0000SH      SOLE               10619.0000
E M C Corp Mass Comm           COM              268648102      373 31170.0000SH      SOLE               31170.0000
Exxon Mobil Corp               COM              30231g102    13194 196629.7369SH     SOLE              196629.7369
Franklin Street Properties     COM              35471R106      369 18600.0000SH      SOLE               18600.0000
General Electric               COM              369604103    10525 298161.9363SH     SOLE              298161.9363
Gentex Corp                    COM              371901109      285 20030.0000SH      SOLE               20030.0000
Graphic Packaging Corp New     COM              388688103     1086 296682.0000SH     SOLE              296682.0000
Home Depot                     COM              437076102      770 21217.0806SH      SOLE               21217.0806
I Shares Dow Jones US Energy   COM              464287796      941 10150.0000SH      SOLE               10150.0000
I Shares Dow Jones US Telecom  COM              464287713     1659 59930.0000SH      SOLE               59930.0000
I Shares Msci Japan Index      COM              464286848      727 53705.0000SH      SOLE               53705.0000
I Shares S&P 500 Index         COM              464287200     1114 8327.6750SH       SOLE                8327.6750
I Shares S&P 600 Small Cap     COM              464287804     1581 25795.0000SH      SOLE               25795.0000
I Shares Trust DJ US Healthcar COM              464287762     1490 22742.8330SH      SOLE               22742.8330
I Shares Trust Dow Jones Selec COM              464287168    23764 357728.2132SH     SOLE              357728.2132
I-Shares S&P 500 Barra Growth  COM              464287309    23098 374360.0000SH     SOLE              374360.0000
Ingersoll-Rand Company         COM              G4776G101      266 7005.0000SH       SOLE                7005.0000
Int'l Game Tech                COM              459902102      272 6550.0000SH       SOLE                6550.0000
Intel Corp                     COM              458140100     7857 381981.6234SH     SOLE              381981.6234
International Speedway Class A COM              460335201     3455 69325.0000SH      SOLE               69325.0000
Intl Business Machines         COM              459200101      457 5575.0000SH       SOLE                5575.0000
J P Morgan Chase & Co          COM              46625H100      239 5094.0000SH       SOLE                5094.0000
Johnson & Johnson              COM              478160104    10489 161517.8858SH     SOLE              161517.8858
Kimberly-Clark                 COM              494368103     9259 141669.0000SH     SOLE              141669.0000
Kinder Morgan Energy LP Unit L COM              494550106      293 6668.6329SH       SOLE                6668.6329
Kinetic Concepts Inc           COM              49460w208     2430 77255.0000SH      SOLE               77255.0000
L-3 Communications Holdings    COM              502424104     9735 124284.2786SH     SOLE              124284.2786
Lyondell Chemical Company      COM              552078107      209 8225.0000SH       SOLE                8225.0000
Medtronic Inc                  COM              585055106      215 4630.0000SH       SOLE                4630.0000
Microsoft Corp                 COM              594918104      857 31347.6074SH      SOLE               31347.6074
Molson Coors Brewing CO        COM              60871r209    27436 398207.0000SH     SOLE              398207.0000
Northrop Grumman               COM              666807102      917 13466.0000SH      SOLE               13466.0000
Pepsico                        COM              713448108    10311 157997.8601SH     SOLE              157997.8601
Petsmart Inc                   COM              716768106     6857 246996.4107SH     SOLE              246996.4107
Pfizer Inc                     COM              717081103     2770 97673.1968SH      SOLE               97673.1968
PowerShares Dynamic Software P COM              73935x773     6431 351590.0000SH     SOLE              351590.0000
Powershares Dynamic Large Cap  COM              73935x609      116 7300.0000SH       SOLE                7300.0000
Procter & Gamble               COM              742718109      400 6451.0000SH       SOLE                6451.0000
Qualcomm Inc                   COM              747525103     6371 175272.8736SH     SOLE              175272.8736
Redwood Trust Inc              COM              758075402      241 5000.0000SH       SOLE                5000.0000
Rite Aid Corporation           COM              767754104       88 19400.0000SH      SOLE               19400.0000
Royal Dutch Shell PLC - ADR A  COM              780259206      190 2875.0000SH       SOLE                2875.0000
S&P 500 Barra Value Index - I  COM              464287408      974 13560.0000SH      SOLE               13560.0000
S&P Midcap 400 Index           COM              464287507    25008 331490.0881SH     SOLE              331490.0881
United Parcel Service          COM              911312106     8665 120445.1747SH     SOLE              120445.1747
Verizon Communications         COM              92343V104     9783 263490.4942SH     SOLE              263490.4942
Walmart Stores Inc             COM              931142103      297 6019.0000SH       SOLE                6019.0000
Wells Fargo                    COM              949746101     5097 140872.8549SH     SOLE              140872.8549
Westamerica Bancorporation     COM              957090103      334 6610.0000SH       SOLE                6610.0000
Wyeth                          COM              983024100      262 5157.2941SH       SOLE                5157.2941